FAIR VALUE DISCLOSURES (Tables)	7 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The table below summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2021. The Company did not have any assets or liabilities measured at fair value on a recurring basis as of December 31, 2020.

	December 31, 2021
(dollars in thousands)	Level I	Level II	Level III	Total
Investments, at Fair Value
Corporate bonds	$—	$1,311	$—	$1,311
Liabilities, at Fair Value
TRA liability	$—	$—	$111,325	$111,325
Warrant liability	43,048	—	25,750	68,798
Earnout liability	—	—	143,800	143,800

Total Liabilities, at Fair Value	$43,048	$—	$280,875	$323,923

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation	The following table sets forth a summary of changes in the fair value of the Level III measurements for the year ended December 31, 2021:

(dollars in thousands)	Level III Liabilities
	TRA Liability	Warrant Liability	Earnout Liability	Total
Beginning balance	$—	$—	$—	$—
Issuances	101,645	9,131	635,077	745,853
Settlements	—	—	(1,325,532)	(1,325,532)
Net losses	9,680	16,619	834,255	860,554

Ending Balance	$111,325	$25,750	$143,800	$280,875

Change in net unrealized losses on liabilities still recognized at the reporting date	$9,680	$16,619	$—	$26,299

Fair Value Measurement Inputs and Valuation Techniques
The following table summarizes the quantitative inputs and assumptions used for the Company’s Level III measurements as of December 31, 2021:

(dollars in thousands)	Fair Value	Valuation Technique	Significant Unobservable Inputs	Input	Impact to Valuation from an Increase in Input
TRA liability	$111,325	Discounted cash flow	Discount rate	10%	Decrease
Warrant liability	25,750	Monte Carlo simulation	Volatility	26%	Increase
Earnout liability	143,800	Monte Carlo simulation	Revenue volatility	38%	Increase
			Discount rate	15%	Decrease

Total Liabilities, at Fair Value	$280,875